Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Commercial loans [Member] | Gross carrying amount [member] | Stage 1 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		$ 8,918,334	$ 9,880,799
Net change on Balance	[1]	1,750,645	786,574
Transfer to Stage 1		797,576	501,608
Transfer to Stage 2		(721,413)	(2,224,652)
Transfer to Stage 3		(2,720)	(5,865)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		226,459	(20,130)
Subtotal Commercial loans		10,968,881	8,918,334
Commercial loans [Member] | Gross carrying amount [member] | Stage 1 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		4,291,198	3,369,494
Net change on Balance	[1]	390,327	551,556
Transfer to Stage 1		767,931	1,640,602
Transfer to Stage 2		(858,851)	(1,236,055)
Transfer to Stage 3		(19,103)	(32,996)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(27)	(77)
Foreign exchange adjustments		7,719	(1,326)
Subtotal Commercial loans		4,579,194	4,291,198
Commercial loans [Member] | Gross carrying amount [member] | Stage 2 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		3,661,811	2,059,481
Net change on Balance	[1]	(209,088)	17,987
Transfer to Stage 1		(797,576)	(501,608)
Transfer to Stage 2		732,462	2,232,210
Transfer to Stage 3		(32,441)	(84,410)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(1,561)
Foreign exchange adjustments		104,547	(60,288)
Subtotal Commercial loans		3,459,715	3,661,811
Commercial loans [Member] | Gross carrying amount [member] | Stage 2 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		199,810	561,831
Net change on Balance	[1]	(51,073)	114,618
Transfer to Stage 1		(767,917)	(1,636,469)
Transfer to Stage 2		921,908	1,308,926
Transfer to Stage 3		(88,525)	(146,784)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(156)	(3,710)
Foreign exchange adjustments		229	1,398
Subtotal Commercial loans		214,276	199,810
Commercial loans [Member] | Gross carrying amount [member] | Stage 3 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		204,449	152,972
Net change on Balance	[1]	(44,630)	(26,075)
Transfer to Stage 1
Transfer to Stage 2		(11,049)	(7,558)
Transfer to Stage 3		35,162	90,275
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(25,470)	(1,446)
Foreign exchange adjustments		9,171	(3,719)
Subtotal Commercial loans		167,633	204,449
Commercial loans [Member] | Gross carrying amount [member] | Stage 3 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		322,124	267,999
Net change on Balance	[1]	(29,657)	13,863
Transfer to Stage 1		(14)	(4,133)
Transfer to Stage 2		(63,057)	(72,871)
Transfer to Stage 3		107,627	179,780
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(57,398)	(62,107)
Foreign exchange adjustments		688	(407)
Subtotal Commercial loans		280,313	322,124
Commercial loans [Member] | Gross carrying amount [member] | POCI [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		3,871	1,636
Net change on Balance	[1]	(467)	2,527
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(1,084)	(292)
Foreign exchange adjustments
Subtotal Commercial loans		2,320	3,871
Commercial loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		45,372	8,945
Net change on Balance	[1]	(13,624)	26,720
Transfer to Stage 1		5,149	3,278
Transfer to Stage 2		(3,268)	(6,538)
Transfer to Stage 3		(12)	(17)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(2,627)	(2,031)
Refinements to models used for calculation		(995)	15,097
Amounts written off
Foreign exchange adjustments		686	(82)
Subtotal Commercial loans		30,681	45,372
Commercial loans [Member] | ECL [Member] | Stage 1 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		84,155	17,743
Net change on Balance	[1]	9,809	26,706
Transfer to Stage 1		40,313	76,242
Transfer to Stage 2		(16,615)	(16,158)
Transfer to Stage 3		(892)	(1,000)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(28,741)	(55,735)
Refinements to models used for calculation		(30,368)	36,476
Amounts written off		(27)	(77)
Foreign exchange adjustments		331	(42)
Subtotal Commercial loans		57,965	84,155
Commercial loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		166,189	42,406
Net change on Balance	[1]	(70,947)	110,560
Transfer to Stage 1		(5,149)	(3,278)
Transfer to Stage 2		4,870	7,431
Transfer to Stage 3		(5,785)	(15,037)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	9,793	35,905
Refinements to models used for calculation		(7,357)	(8,106)
Amounts written off			(1,561)
Foreign exchange adjustments		2,725	(2,131)
Subtotal Commercial loans		94,339	166,189
Commercial loans [Member] | ECL [Member] | Stage 2 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		12,103	31,527
Net change on Balance	[1]	(220)	12,959
Transfer to Stage 1		(40,307)	(75,140)
Transfer to Stage 2		26,896	32,656
Transfer to Stage 3		(12,720)	(14,807)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	26,879	31,119
Refinements to models used for calculation		(4,188)	(2,555)
Amounts written off		(156)	(3,710)
Foreign exchange adjustments		19	54
Subtotal Commercial loans		8,306	12,103
Commercial loans [Member] | ECL [Member] | Stage 3 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		89,711	47,296
Net change on Balance	[1]	(24,393)	7,313
Transfer to Stage 1
Transfer to Stage 2		(1,602)	(893)
Transfer to Stage 3		5,797	15,054
Impact on year-end ECL of exposures transferred between stages during the year	[2]	7,344	12,246
Refinements to models used for calculation		2,415	11,812
Amounts written off		(25,470)	(1,446)
Foreign exchange adjustments		2,352	(1,671)
Subtotal Commercial loans		56,154	89,711
Commercial loans [Member] | ECL [Member] | Stage 3 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		82,576	106,609
Net change on Balance	[1]	40,040	41,847
Transfer to Stage 1		(6)	(1,102)
Transfer to Stage 2		(10,281)	(16,498)
Transfer to Stage 3		13,612	15,807
Impact on year-end ECL of exposures transferred between stages during the year	[2]	6,553	21,137
Refinements to models used for calculation		(4,912)	(22,816)
Amounts written off		(57,398)	(62,107)
Foreign exchange adjustments		410	(301)
Subtotal Commercial loans		70,594	82,576
Commercial loans [Member] | ECL [Member] | POCI [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		1,284	275
Net change on Balance	[1]	458	1,328
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		144	(27)
Amounts written off		(1,084)	(292)
Foreign exchange adjustments
Subtotal Commercial loans		802	1,284
Commercial loans [Member] | Gross carrying amount [member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		17,601,597	16,294,212
Net change on Balance	[1]	1,806,057	1,461,050
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(84,135)	(69,193)
Foreign exchange adjustments		348,813	(84,472)
Subtotal Commercial loans		19,672,332	17,601,597
Commercial loans [Member] | ECL [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		481,390	254,801
Net change on Balance	[1]	(58,877)	227,433
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	19,201	42,641
Refinements to models used for calculation		(45,261)	29,881
Amounts written off		(84,135)	(69,193)
Foreign exchange adjustments		6,523	(4,173)
Subtotal Commercial loans		318,841	481,390
Mortgage loans [Member] | Gross carrying amount [member] | Stage 1 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | Gross carrying amount [member] | Stage 1 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		8,664,761	8,209,100
Net change on Balance	[1]	1,011,262	302,255
Transfer to Stage 1		1,221,879	1,456,154
Transfer to Stage 2		(1,281,402)	(1,231,376)
Transfer to Stage 3		(7,604)	(71,361)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(24)	(11)
Foreign exchange adjustments
Subtotal Mortgage loans		9,608,872	8,664,761
Mortgage loans [Member] | Gross carrying amount [member] | Stage 2 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | Gross carrying amount [member] | Stage 2 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		401,997	822,524
Net change on Balance	[1]	(11,005)	(81,433)
Transfer to Stage 1		(1,221,879)	(1,455,965)
Transfer to Stage 2		1,332,093	1,274,646
Transfer to Stage 3		(51,395)	(153,543)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(7)	(4,232)
Foreign exchange adjustments
Subtotal Mortgage loans		449,804	401,997
Mortgage loans [Member] | Gross carrying amount [member] | Stage 3 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | Gross carrying amount [member] | Stage 3 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		320,200	175,103
Net change on Balance	[1]	(30,009)	(26,928)
Transfer to Stage 1			(189)
Transfer to Stage 2		(50,691)	(43,270)
Transfer to Stage 3		58,999	224,904
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(10,681)	(9,420)
Foreign exchange adjustments
Subtotal Mortgage loans		287,818	320,200
Mortgage loans [Member] | Gross carrying amount [member] | POCI [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		414
Net change on Balance	[1]	(380)	414
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		34	414
Mortgage loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | ECL [Member] | Stage 1 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		7,657	1,411
Net change on Balance	[1]	(1,521)	(317)
Transfer to Stage 1		18,069	29,878
Transfer to Stage 2		(2,077)	(1,244)
Transfer to Stage 3		(53)	(243)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(15,782)	(28,455)
Refinements to models used for calculation		1,997	6,638
Amounts written off		(24)	(11)
Foreign exchange adjustments
Subtotal Mortgage loans		8,266	7,657
Mortgage loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | ECL [Member] | Stage 2 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		6,221	29,363
Net change on Balance	[1]	1,118	(7,192)
Transfer to Stage 1		(18,069)	(29,859)
Transfer to Stage 2		4,084	4,951
Transfer to Stage 3		(4,240)	(7,104)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	19,309	20,805
Refinements to models used for calculation		3,699	(511)
Amounts written off		(7)	(4,232)
Foreign exchange adjustments
Subtotal Mortgage loans		12,115	6,221
Mortgage loans [Member] | ECL [Member] | Stage 3 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | ECL [Member] | Stage 3 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		20,744	12,934
Net change on Balance	[1]	6,758	11,593
Transfer to Stage 1			(19)
Transfer to Stage 2		(2,007)	(3,707)
Transfer to Stage 3		4,293	7,347
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(1,159)	9,804
Refinements to models used for calculation		653	(7,788)
Amounts written off		(10,681)	(9,420)
Foreign exchange adjustments
Subtotal Mortgage loans		18,601	20,744
Mortgage loans [Member] | ECL [Member] | POCI [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		30
Net change on Balance	[1]	(28)	37
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		2	(7)
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		4	30
Mortgage loans [Member] | Gross carrying amount [member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		9,387,372	9,206,727
Net change on Balance	[1]	969,868	194,308
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(10,712)	(13,663)
Foreign exchange adjustments
Subtotal Mortgage loans		10,346,528	9,387,372
Mortgage loans [Member] | ECL [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		34,652	43,708
Net change on Balance	[1]	6,327	4,121
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	2,368	2,154
Refinements to models used for calculation		6,351	(1,668)
Amounts written off		(10,712)	(13,663)
Foreign exchange adjustments
Subtotal Mortgage loans		38,986	34,652
Consumer loans [Member] | Gross carrying amount [member] | Stage 1 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | Gross carrying amount [member] | Stage 1 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		3,295,502	3,860,973
Net change on Balance	[1]	543,272	(243,577)
Transfer to Stage 1		787,325	963,136
Transfer to Stage 2		(879,653)	(1,216,941)
Transfer to Stage 3		(12,205)	(68,493)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(46)	(122)
Foreign exchange adjustments		5,692	526
Subtotal Consumer loans		3,739,887	3,295,502
Consumer loans [Member] | Gross carrying amount [member] | Stage 2 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | Gross carrying amount [member] | Stage 2 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		324,440	372,814
Net change on Balance	[1]	(67,751)	(126,358)
Transfer to Stage 1		(787,325)	(957,243)
Transfer to Stage 2		943,398	1,302,454
Transfer to Stage 3		(124,873)	(264,083)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(291)	(3,272)
Foreign exchange adjustments		216	128
Subtotal Consumer loans		287,814	324,440
Consumer loans [Member] | Gross carrying amount [member] | Stage 3 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | Gross carrying amount [member] | Stage 3 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		327,102	298,458
Net change on Balance	[1]	(36,418)	34,201
Transfer to Stage 1			(5,893)
Transfer to Stage 2		(63,745)	(85,513)
Transfer to Stage 3		137,078	332,576
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(146,024)	(246,703)
Foreign exchange adjustments		36	(24)
Subtotal Consumer loans		218,029	327,102
Consumer loans [Member] | Gross carrying amount [member] | POCI [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		1,677	88
Net change on Balance	[1]	(381)	1,614
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(13)	(25)
Foreign exchange adjustments
Subtotal Consumer loans		1,283	1,677
Consumer loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | ECL [Member] | Stage 1 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		145,399	98,536
Net change on Balance	[1]	36,335	(15,947)
Transfer to Stage 1		117,574	189,887
Transfer to Stage 2		(57,076)	(78,494)
Transfer to Stage 3		(1,485)	(6,780)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(76,550)	(134,853)
Refinements to models used for calculation		(10,338)	93,176
Amounts written off		(46)	(122)
Foreign exchange adjustments		181	(4)
Subtotal Consumer loans		153,994	145,399
Consumer loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | ECL [Member] | Stage 2 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		49,789	75,235
Net change on Balance	[1]	(6,166)	(34,347)
Transfer to Stage 1		(117,574)	(187,255)
Transfer to Stage 2		79,524	117,252
Transfer to Stage 3		(46,739)	(68,958)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	91,107	141,034
Refinements to models used for calculation		(561)	10,048
Amounts written off		(291)	(3,272)
Foreign exchange adjustments		20	52
Subtotal Consumer loans		49,109	49,789
Consumer loans [Member] | ECL [Member] | Stage 3 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | ECL [Member] | Stage 3 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		124,357	176,909
Net change on Balance	[1]	71,045	113,480
Transfer to Stage 1			(2,632)
Transfer to Stage 2		(22,448)	(38,758)
Transfer to Stage 3		48,224	75,738
Impact on year-end ECL of exposures transferred between stages during the year	[2]	12,985	83,947
Refinements to models used for calculation		23,657	(37,619)
Amounts written off		(146,024)	(246,703)
Foreign exchange adjustments		8	(5)
Subtotal Consumer loans		111,804	124,357
Consumer loans [Member] | ECL [Member] | POCI [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		520	44
Net change on Balance	[1]	(83)	650
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		338	(149)
Amounts written off		(13)	(25)
Foreign exchange adjustments
Subtotal Consumer loans		762	520
Consumer loans [Member] | Gross carrying amount [member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		3,948,721	4,532,333
Net change on Balance	[1]	438,722	(334,120)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(146,374)	(250,122)
Foreign exchange adjustments		5,944	630
Subtotal Consumer loans		4,247,013	3,948,721
Consumer loans [Member] | ECL [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Balance		320,065	350,724
Net change on Balance	[1]	101,131	63,836
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	27,542	90,128
Refinements to models used for calculation		13,096	65,456
Amounts written off		(146,374)	(250,122)
Foreign exchange adjustments		209	43
Subtotal Consumer loans		315,669	320,065
Loans To Customers [Member] | Gross carrying amount [member] | Stage 1 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		10,968,881	8,918,334
Loans To Customers [Member] | Gross carrying amount [member] | Stage 1 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		17,927,953	16,251,461
Loans To Customers [Member] | Gross carrying amount [member] | Stage 2 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		3,459,715	3,661,811
Loans To Customers [Member] | Gross carrying amount [member] | Stage 2 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		951,894	926,247
Loans To Customers [Member] | Gross carrying amount [member] | Stage 3 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		167,633	204,449
Loans To Customers [Member] | Gross carrying amount [member] | Stage 3 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		786,160	969,426
Loans To Customers [Member] | Gross carrying amount [member] | POCI [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		3,637	5,962
Loans To Customers [Member] | ECL [Member] | Stage 1 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		30,681	45,372
Loans To Customers [Member] | ECL [Member] | Stage 1 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		220,225	237,211
Loans To Customers [Member] | ECL [Member] | Stage 2 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		94,339	166,189
Loans To Customers [Member] | ECL [Member] | Stage 2 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		69,530	68,113
Loans To Customers [Member] | ECL [Member] | Stage 3 Individual [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		56,154	89,711
Loans To Customers [Member] | ECL [Member] | Stage 3 - Group [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		200,999	227,677
Loans To Customers [Member] | ECL [Member] | POCI [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		1,568	1,834
Loans To Customers [Member] | Gross carrying amount [member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		34,265,873	30,937,690
Loans To Customers [Member] | ECL [Member]
Loans to Customers at amortized cost (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Total		$ 673,496	$ 836,107

[1]	Net change between assets originated and assets repaid excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.